Share-based payments - Summary of Valuation Assumptions Used in Models (Details) - Long Term Incentive Plan	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Average share price volatility FMCG comparator group (%)	22.00%	24.00%
Average correlation FMCG comparator group (%)	27.00%	30.00%